COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.15

Client Name:	Lone Star
Client Project Name:	COLT 2026-2
Start - End Dates:	12/2025 - 1/2026
Deal Loan Count:	1

Loan Level Tape Compare Upload

Loans in Report	1

Loan Number	Deal ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group
XXXX	4350119592	XXXX	Combined LTV	66.3	61.92	Complete	COLT 2026-2
XXXX	4350119592	XXXX	Documentation Type	No Doc	DSCR	Complete	COLT 2026-2
XXXX	4350119592	XXXX	Original Appraised Value	XXXX	XXXX	Complete	COLT 2026-2
XXXX	4350119592	XXXX	Original LTV	66.3	61.92	Complete	COLT 2026-2
XXXX	4350119592	XXXX	Property Type	SFR	Detached PUD	Complete	COLT 2026-2

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